DEPOSITS	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
DEPOSITS
NOTE G - DEPOSITS

The aggregate amount of time deposits in denominations of $250,000 or more as of December 31, 2016, and as of December 31, 2015, was $60,219,749 and $39,786,088 respectively.

At December 31, 2016, the scheduled maturities of time deposits included in interest-bearing deposits were as follows (in thousands):

Year	Amount

2017	$124,729
2018	39,609
2019	38,530
2020	11,690
2021	8,459
Thereafter	-
$223,017